Statement of Operations - USD ($)		3 Months Ended
		Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses		$ 208,506	$ 18,620
Loss from operations		(208,506)
Other income (expense)
Change in fair value of derivative warrant liabilities		(912,840)
Financing costs - derivative warrant liabilities		(1,111,480)
Unrealized gain on investments held in Trust Account		8,835
Total other income (expense)		(2,015,485)
Net loss		$ (2,223,991)	$ (18,620)
Basic and diluted weighted average shares outstanding	[1],[2]		21,250,000
Basic and diluted net loss per ordinary share			$ 0.00
Class A Ordinary Shares
Other income (expense)
Net loss			$ 0
Basic and diluted weighted average shares outstanding		97,750,000
Basic and diluted net loss per ordinary share		$ 0
Class B Ordinary Shares
Other income (expense)
Basic and diluted weighted average shares outstanding		21,745,833
Basic and diluted net loss per ordinary share		$ (0.10)

[1]	On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number excludes an aggregate of up to 3,187,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.